Bank Loans - Schedule of Bank Loan (Details)		Oct. 31, 2024 USD ($)		Oct. 31, 2023 USD ($)		Apr. 09, 2020 USD ($)	Apr. 09, 2020 SGD ($)
Debt Instrument [Line Items]
Total		$ 1,496,999		$ 2,414,678			$ 5,000,000
Less: current maturity of long-term bank loan		580,076		937,457
Long-term bank loans		916,923		1,477,221
Loan from DBS Bank (due on May 13, 2025) [Member]
Debt Instrument [Line Items]
Total		580,076	[1]	1,497,755	[1]	$ 3,650,434
Revolving credit for keyman insurance [Member]
Debt Instrument [Line Items]
Total	[2]	$ 916,923		$ 916,923

[1]	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was guaranteed by Mr. Dong Zhang, a shareholder of the Company (a former Chief Shipping Officer of the Company until April 2, 2024 and a former director of the Company until July 9, 2024). The Group paid interest for the first twelve months and must pay monthly instalments comprising principal and interest thereafter. As of October 31, 2024 and 2023, the balance was $580,076 and $1,497,755, respectively.
[2]	On February 14, 2020, the Group obtained a revolving credit facility I (RCF I) from DBS Bank Ltd. of $916,923 that was used to settle the premium of a keyman insurance policy. The weighted average effective interest rate is 6.3% per annum. The revolving credit facility is secured by way of first legal assignment of all rights, title, interests and benefits under and arising out of the insurance policy including all proceeds payable under the insurance policy and all proceeds of any repayment or refund of premium by the insurer, with notification of the assignment to be served and acknowledged by the insurer.